EMPLOYEE BENEFITS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current	$ 7,571	$ 4,593
Non-current	87,689	67,967
Total	95,260	72,560
Opening balance	72,560	81,395
Current service cost	6,832	4,064
Interest cost	3,673	3,271
(Gains) losses from changes in actuarial assumptions	727	(5,784)
Actuarial gains and losses arising from experience	19,285	7,409
Benefits paid	(7,561)	(3,936)
Decrease due to sale of subsidiary	0	(393)
Increase (decrease) for foreign currency exchange rates changes	(256)	(13,466)
Closing balance	$ 95,260	$ 72,560